Fair Value Measurements (Details 3) (Recurring, Level 3)	3 Months Ended
Mar. 31, 2014
Available for sale securities | Note receivable | Discounted cash flow | Weighted average
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	9.70%
Available for sale securities | Warrant | Binomial model | SWS | Common Stock | Weighted average
Significant unobservable inputs used in the fair value measurements
Price volatility (as a percent)	23.10%
Loans held for sale | Discounted cash flow | Minimum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	84.00%
Loans held for sale | Discounted cash flow | Maximum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	89.00%
Mortgage servicing asset | Discounted cash flow | Weighted average
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	11.58%
Constant prepayment rate (as a percent)	9.92%
Derivative Liabilities | Discounted cash flow | Minimum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	14.00%
Time to receive full payment of cash flows	11 years
Derivative Liabilities | Discounted cash flow | Maximum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	28.00%
Time to receive full payment of cash flows	14 years 3 months